As filed with the Securities and Exchange Commission on August 30, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08507

                                ICM SERIES TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                          Warren J. Isabelle, President
                                    Suite 240
                             21 Custom House Street
                                Boston, MA 02109
                                 (800) 472-6114


                   Date of fiscal year end: DECEMBER 31, 2004

                     Date of reporting period: JUNE 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.







                                ICM FUNDS [LOGO]







                                ICM SERIES TRUST

                       ---------------------------------

                             ICM/ISABELLE SMALL CAP
                                   VALUE FUND











                               Semi-Annual Report
                                 June 30, 2004

                                  ICM/ISABELLE
                              SMALL CAP VALUE FUND


                                TABLE OF CONTENTS


        SHAREHOLDER LETTER ....................................   2

        PORTFOLIO OF INVESTMENTS ..............................   9

        STATEMENT OF ASSETS AND LIABILITIES ...................  13

        STATEMENT OF OPERATIONS ...............................  14

        STATEMENTS OF CHANGES IN NET ASSETS ...................  15

        FINANCIAL HIGHLIGHTS ..................................  16

        NOTES TO FINANCIAL STATEMENTS .........................  20

SHAREHOLDER LETTER

July 2004
"SEEING THE FOREST THROUGH THE TREES"

FIRST HALF 2004 OVERVIEW

Corporate America, the central bank, the government and the consumer all took actions to drive the stock market higher. Companies showed strong profit growth and began hiring again. The Federal Reserve kept money essentially "free" with interest rates at historic lows. So, too, the government obliged with highly stimulative deficits, which were in part the work of 2003 tax cuts. Individual investors poured money back into the market. So how did the market react? At first with good follow through from 2003's rebound, but soon it just shrugged its shoulders, often selling off on the release of good news. As the second quarter progressed, there were several periods of up weeks only to be followed by periods of down weeks, with the indices remaining relatively close to where they started the beginning of the year. All in all, a lot of effort and expense went toward moving stocks just a little.

It was apparent from the blase reaction that investors were looking past decidedly favorable current news and saw less than exciting trends ahead. Gross Domestic Product (GDP) and corporate earnings would continue to grow, but they would not likely match the large gains of 2003. Moreover, earnings comparisons going into the second half of the year and 2005 would be increasingly difficult. Indeed, the Fed signaled investors that this new economic environment would include higher interest rates sooner than investors had expected. Commodity prices continued to rise. Geopolitical fears, too, could not be put out of mind, what with the train bombings in Madrid, the assassination of the head of the Iraqi governing body, fear of another terrorist attack on US soil, and mounting U.S. casualties in Iraq. That combination of events sent oil prices to twenty-year highs. Finally, with a presidential election victory no longer a sure thing for the incumbent, uncertainty regarding potential new fiscal policies weighed on the market.

Overall, the Russell 2000 Index advanced 6.76% during the first half of 2004 continuing to outpace (as it did all of last year) the larger cap, S&P 500 Index that gained 3.58%. In the first half of 2004, Energy and Consumer Discretionary sectors led the way with Biotechnology and Healthcare names also performing very strongly. In addition, it appears that a pronounced style shift began. Higher quality stocks, which had been lagging the more volatile, lower quality names, reversed course and moved relatively higher. The ICM/Isabelle Small Cap Value Fund Investment Class Shares outperformed the Russell 2000 Index by returning 7.97% during the first half of 2004, and, over the past year, has returned 37.33% versus 33.36% for the Russell 2000 Index. For a longer term perspective, the Fund's 5-year and Since Inception (3/9/98) average annual returns as of June 30, 2004 were 12.70% and 6.92%, respectively. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114.

PORTFOLIO ACTION
----------------

During the first half of 2004, we were actively taking profits in several stocks that had performed exceptionally well. Companies such as Graphic Packaging, Chattem, and Tesoro Petroleum exhibited strong earnings gains but not enough to justify the sharp rise in share prices. Our investment philosophy dictates that when the stock price reaches or exceeds the inherent economic value of the underlying businesses as we understand them, then the target has been reached and our mission has been accomplished.

The top performers for the first half of 2004 were Hypercom (+78%) followed by two new holdings, PMA Capital (+76%) and Prime Medical Services (+69%). EnPro Industries (+65%) and AM Castle (+47%), two industrials, also contributed to the portfolio's solid performance. Our overweight Energy position provided gains from Denbury Resources (+51%) and Harvest Natural Resources (+50%). Other solid performers included Paxar (+46%) and Intercept (+45%). On the down side were biotech companies NeoPharm (-43%) and Praecis Pharmaceutical (-41%), and retailer Tweeter Home Entertainment (-43%).

During the first half of the year we added several new investments, consistent with our long-term investment philosophy, which we believe represented real economic values. These included: Sunterra Corp., Advanced Marketing Services, and Genitope. We also invested in TeleTech Holdings and United Stationers, two names which produced significant gains for us in the past, and appear to have become undervalued situations once again.

WHAT DOES THE FUTURE HOLD?
--------------------------

It was a busy first half of the year with a lot of emotional as well as fundamental issues dominating the headlines. Bulls argued that the market had absorbed substantial bad news in terms of a sharp rise in oil prices, increased terrorist activity overseas, and a sharp rise in commodity prices, all without breaking. Looking at the same facts, Bears argued that investors, in not retreating from stocks more aggressively, had become terribly complacent. Bulls responded that investors were overly negative, having ignored very strong economic growth and three quarters of 20%+ earnings growth. Bears said that while this may have been true, the rate of growth in earnings would be slowing in the second half and beyond, especially in 2005. Bears also added that higher inflation and interest rates would slow economic growth as well, while bulls argued that the upward pace of inflation and interest rates simply tended to confirm that the economy was strong. Who was (is) right?

At this writing, the Bears can make an early claim. The Russell 2000 has retreated, now standing at a loss for the year-to-date. The issues the Bulls thought the market had successfully coped with seem to have finally taken their toll. The Bear case, near term then, looks to be the more accurate. Positive news from the leading market players in 2003 and early 2004 is waning. Corporate America, after a year of strong earnings growth will likely see profit growth decelerate in late 2004 and 2005. The Fed has begun to raise rates. The winning presidential candidate will have a huge budget and trade deficit to address in 2005. It is easy to understand, in the face of all this, why investors have recently become big net sellers of stocks. Nonetheless, we believe that while all of these negative factors may not disappear and significant risks remain, they will ease in intensity, sufficient to improve investor sentiment and allow better stock prices and a greater appreciation of the positive fundamentals. Ultimately, the environment will turn positive for equities but will be a far cry from that of 2003. This is not a bad scenario. More moderate economic growth should be more sustainable.

The `forward mental compression' of perceived expectations which led to the sharp run-up in the market well in advance of actual results will, over a period of time, result in the formation of a new `base' from which future results can be measured. Provided that the fundamentals remain positive, the market is positioned to move in a more positive direction as well.

For the near term, we believe that the market will favor those companies with strong cash flows, solid balance sheets and which will benefit from continued economic growth (albeit a slower pace). To sum it up, quality will rule the day.

In light of this, we are revisiting the fundamentals of each and every one of our holdings. As we have in the past, during more challenging periods, we will pare weaker holdings in favor of the remaining stronger ones. Very simply, this action results in a `leaner and meaner' portfolio that should be more responsive to improving conditions. Having said that, we must remind all of our shareholders that our investment horizon is longer term, measured in years, not quarters. There will always be obstacles, risks, emotions and fundamentals to encounter and overcome in selecting the best investments for our shareholders. Whatever the economic and market environment is or will be, our job will remain the same - to find unrecognized economic value in businesses built for the long-term - to find the forest through the trees.

We will continue to work diligently in an effort to build those long-term returns for our shareholders. We thank you for your continued trust and greatly appreciate your support.

Sincerely,


/S/WARREN J. ISABELLE                   /S/ RICK L. DROSTER
---------------------                   --------------------

Warren J. Isabelle                      Rick L. Droster

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (800) 472-6114 OR VISITING THE FUND'S WEBSITE AT WWW.ICMFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

INVESTMENTS IN SMALLER COMPANIES CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND'S MANAGEMENT AS OF JUNE 30, 2004 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (08/04).

ICM/ISABELLE SMALL CAP VALUE FUND
Investment Class

ILLUSTRATION OF $10,000 INVESTMENT
The  graph  below  reflects  the  change  in  value  of a  hypothetical  $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.


Average Annual Return for the
period ending 6/30/04
  One year .................... 37.33%
  Five year ................... 12.70%
  Inception (3/9/1998) ........  6.92%

[EDGAR representation of line graph

                                        ICM/Isabelle            Russell 2000
        Date                      Small Cap Value Fund              Index
        -------                 ------------------------         -------------
        3/9/1998                                10,000               10,000
       3/31/1998                                10,000               10,431
       4/30/1998                                 9,900               10,488
       5/31/1998                                 9,460                9,924
       6/30/1998                                 9,040                9,944
       7/31/1998                                 7,770                9,139
       8/31/1998                                 5,910                7,365
       9/30/1998                                 6,110                7,941
      10/31/1998                                 6,480                8,265
      11/30/1998                                 6,730                8,698
      12/31/1998                                 6,910                9,236
       1/31/1999                                 7,250                9,359
       2/28/1999                                 6,920                8,601
       3/31/1999                                 6,690                8,735
       4/30/1999                                 7,550                9,518
       5/31/1999                                 8,260                9,657
       6/30/1999                                 8,390               10,094
       7/31/1999                                 8,390                9,817
       8/31/1999                                 8,390                9,453
       9/30/1999                                 8,250                9,455
      10/31/1999                                 8,370                9,563
      11/30/1999                                 9,280               10,061
      12/31/1999                                10,330               11,199
       1/31/2000                                10,860               11,020
       2/29/2000                                11,690               12,839
       3/31/2000                                11,880               11,993
       4/30/2000                                11,740               11,271
       5/31/2000                                11,260               10,614
       6/30/2000                                11,690               11,540
       7/31/2000                                11,530               11,168
       8/31/2000                                11,710               12,020
       9/30/2000                                12,050               11,667
      10/31/2000                                11,300               11,146
      11/30/2000                                10,840               10,002
      12/31/2000                                11,129               10,861
       1/31/2001                                12,009               11,427
       2/28/2001                                11,835               10,677
       3/31/2001                                11,794               10,155
       4/30/2001                                12,347               10,949
       5/31/2001                                13,043               11,218
       6/30/2001                                14,067               11,605
       7/31/2001                                12,808               10,977
       8/31/2001                                12,224               10,623
       9/30/2001                                 9,972                9,193
      10/31/2001                                10,545                9,731
      11/30/2001                                11,067               10,484
      12/31/2001                                12,101               11,131
       1/31/2002                                12,071               11,015
       2/28/2002                                11,886               10,713
       3/31/2002                                13,699               11,575
       4/30/2002                                13,955               11,680
       5/31/2002                                13,473               11,162
       6/30/2002                                13,658               10,608
       7/31/2002                                11,549                9,006
       8/31/2002                                10,965                8,983
       9/30/2002                                 9,829                8,338
      10/31/2002                                 9,798                8,605
      11/30/2002                                10,811                9,373
      12/31/2002                                 9,992                8,851
       1/31/2003                                 9,409                8,606
       2/28/2003                                 8,559                8,346
       3/31/2003                                 8,426                8,454
       4/30/2003                                 9,378                9,255
       5/31/2003                                10,494               10,248
       6/30/2003                                11,108               10,434
       7/31/2003                                11,293               11,087
       8/31/2003                                12,081               11,595
       9/30/2003                                11,999               11,381
      10/31/2003                                12,736               12,337
      11/30/2003                                13,310               12,774
      12/31/2003                                14,129               13,034
       1/31/2004                                14,722               13,600
       2/29/2004                                15,040               13,722
       3/31/2004                                14,866               13,850
       4/30/2004                                14,907               13,143
       5/31/2004                                14,630               13,353
       6/30/2004                                15,255               13,915]








PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

ICM/ISABELLE SMALL CAP VALUE FUND
Institutional Class

ILLUSTRATION OF $10,000 INVESTMENT

The graph below reflects the change in value of a hypothetical $10,000 investment in the ICM/Isabelle Small Cap Value Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.



Average Annual Return for the
period ending 6/30/04
  One year .................... 37.75%
  Five year ................... 13.09%
  Inception (3/27/1998) .......  7.29%

[EDGAR representation of line graph

                                        ICM/Isabelle            Russell 2000
        Date                      Small Cap Value Fund              Index
        -------                 ------------------------         -------------
       3/27/1998                                10,000               10,000
       3/31/1998                                 9,970               10,074
       4/30/1998                                 9,870               10,130
       5/31/1998                                 9,460                9,584
       6/30/1998                                 9,040                9,605
       7/31/1998                                 7,780                8,827
       8/31/1998                                 5,920                7,113
       9/30/1998                                 6,120                7,670
      10/31/1998                                 6,480                7,982
      11/30/1998                                 6,740                8,401
      12/31/1998                                 6,920                8,920
       1/31/1999                                 7,260                9,039
       2/28/1999                                 6,940                8,307
       3/31/1999                                 6,690                8,437
       4/30/1999                                 7,560                9,193
       5/31/1999                                 8,270                9,327
       6/30/1999                                 8,400                9,749
       7/31/1999                                 8,400                9,481
       8/31/1999                                 8,400                9,130
       9/30/1999                                 8,270                9,132
      10/31/1999                                 8,390                9,236
      11/30/1999                                 9,300                9,717
      12/31/1999                                10,360               10,817
       1/31/2000                                10,890               10,643
       2/29/2000                                11,720               12,400
       3/31/2000                                11,920               11,583
       4/30/2000                                11,780               10,886
       5/31/2000                                11,300               10,251
       6/30/2000                                11,740               11,145
       7/31/2000                                11,580               10,787
       8/31/2000                                11,760               11,610
       9/30/2000                                12,100               11,268
      10/31/2000                                11,350               10,765
      11/30/2000                                10,900                9,660
      12/31/2000                                11,179               10,490
       1/31/2001                                12,079               11,036
       2/28/2001                                11,905               10,312
       3/31/2001                                11,854                9,807
       4/30/2001                                12,417               10,575
       5/31/2001                                13,113               10,835
       6/30/2001                                14,147               11,209
       7/31/2001                                12,888               10,602
       8/31/2001                                12,315               10,260
       9/30/2001                                10,042                8,879
      10/31/2001                                10,636                9,398
      11/30/2001                                11,158               10,126
      12/31/2001                                12,233               10,751
       1/31/2002                                12,202               10,639
       2/28/2002                                12,018               10,347
       3/31/2002                                13,850               11,179
       4/30/2002                                14,116               11,281
       5/31/2002                                13,625               10,780
       6/30/2002                                13,820               10,245
       7/31/2002                                11,690                8,698
       8/31/2002                                11,107                8,676
       9/30/2002                                 9,950                8,053
      10/31/2002                                 9,930                8,311
      11/30/2002                                10,953                9,053
      12/31/2002                                10,124                8,549
       1/31/2003                                 9,541                8,312
       2/28/2003                                 8,681                8,061
       3/31/2003                                 8,548                8,165
       4/30/2003                                 9,510                8,939
       5/31/2003                                10,646                9,898
       6/30/2003                                11,281               10,077
       7/31/2003                                11,465               10,708
       8/31/2003                                12,264               11,199
       9/30/2003                                12,182               10,992
      10/31/2003                                12,939               11,915
      11/30/2003                                13,523               12,338
      12/31/2003                                14,362               12,588
       1/31/2004                                14,976               13,135
       2/29/2004                                15,294               13,253
       3/31/2004                                15,130               13,376
       4/30/2004                                15,171               12,694
       5/31/2004                                14,894               12,896
       6/30/2004                                15,539               13,439]










PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.


ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)
                                                                      MARKET
SHARES           SECURITY                                              VALUE
------           --------                                              -----
                 COMMON STOCK - 96.02%
                 CAPITAL GOODS - 2.15%
     85,600      Lamson & Sessions Co.+                              $   688,224
    139,700      Shaw Group, Inc.+                                     1,415,161
                                                                     -----------
                                                                       2,103,385
                                                                     -----------

                 CONSUMER DISCRETIONARY - 11.54%
     57,900      4Kids Entertainment, Inc.+                            1,384,968
     43,300      Advanced Marketing Services                             559,003
    173,200      First Consulting Group, Inc.+                           956,064
     66,500      Navigant International, Inc.+                         1,183,035
     69,900      Russell Corp.                                         1,255,404
     60,400      Steven Madden Ltd.+                                   1,206,188
    134,800      Sunterra Corp.                                        1,698,480
    205,100      Tweeter Home Entertainment Group+                     1,107,540
    106,600      Visteon Corp.                                         1,244,022
    130,500      Wet Seal, Inc. - Class A+                               682,515
                                                                     -----------
                                                                      11,277,219
                                                                     -----------

                 CONSUMER STAPLES - 3.52%
     83,400      Chiquita Brands International, Inc.+                  1,744,728
     65,200      Interstate Bakeries                                     707,420
     24,800      United Stationers, Inc.+                                985,056
                                                                     -----------
                                                                       3,437,204
                                                                     -----------

                 ENERGY - 10.13%
     98,800      Denbury Resources, Inc.+                              2,069,860
     54,900      Harvest Natural Resources, Inc.+                        818,559
    179,600      Magnum Hunter Resources, Inc.+                        1,864,248
    259,000      Newpark Resources+                                    1,605,800
     48,800      Whiting Petroleum Corp.+                              1,227,320
    153,500      Willbros Group, Inc.+                                 2,313,245
                                                                     -----------
                                                                       9,899,032
                                                                     -----------

                 FINANCIALS - 10.35%
     51,200      Allmerica Financial Corp.+                            1,730,560
     33,700      Brookline Bancorp, Inc.                                 494,379
     27,800      Chittenden Corp.                                        977,170
     20,200      First Community Bancorp, Inc.                           776,488
     33,800      Hilb Rogal & Hamilton Co.                             1,205,984





    The accompanying notes are an integral part of the financial statements.

                                        9


ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (Unaudited) (Continued)
                                                                     MARKET
SHARES           SECURITY                                             VALUE
------           --------                                             -----

                 FINANCIALS (CONTINUED)
     55,500      Investment Technology Group, Inc.                   $   709,845
    206,600      PMA Capital Corp. - Class A                           1,859,400
     33,500      Provident Bankshares Corp.                              966,140
    155,300      Rewards Network, Inc.+                                1,397,700
                                                                     -----------
                                                                      10,117,666
                                                                     -----------

                 HEALTH CARE - 15.81%
    409,700      ARIAD Pharmaceuticals, Inc.+                          3,068,653
    426,600      Durect Corp.+                                         1,488,834
     19,700      EPIX Medical, Inc.+                                     415,670
    109,900      Gene Logic, Inc.+                                       445,095
     77,900      Genitope Corp.+                                         768,951
     64,100      Hanger Orthopedic Group, Inc.+                          751,252
     82,100      Maxim Pharmaceuticals, Inc.+                            792,265
    120,500      Maxygen, Inc.+                                        1,273,685
     77,800      Neopharm, Inc.+                                         803,674
     97,900      Neose Technologies, Inc.+                               815,507
    400,100      PRAECIS Pharmaceuticals, Inc.+                        1,520,380
    160,200      Prime Medical Services, Inc.+                         1,271,988
    107,100      Theragenics Corp.+                                      494,802
    112,100      U.S. Physical Therapy, Inc.+                          1,536,891
                                                                     -----------
                                                                      15,447,647
                                                                     -----------

                 INDUSTRIALS - 6.80%
    102,300      GenCorp, Inc.                                         1,369,797
    147,200      Global Power Equipment Group, Inc.+                   1,180,544
      9,000      NACCO Industries, Inc. - Class A                        855,000
    216,800      Quanta Services, Inc.+                                1,348,496
     26,004      Sypris Solutions, Inc.                                  499,017
    186,100      Transpro, Inc.+                                       1,071,936
     20,769      Woodhead Industries, Inc.                               321,089
                                                                     -----------
                                                                       6,645,879
                                                                     -----------

                 INFORMATION TECHNOLOGY - 16.16%
    195,100      ActivCard Corp.+                                      1,416,426
    132,300      Agilsys, Inc.                                         1,824,417
     46,400      Analogic Corp.                                        1,968,752
    292,700      Danka Business Systems plc, ADR+                      1,323,004
    147,100      Hypercom Corp.+                                       1,242,995
     33,000      Imation Corp.                                         1,406,130



    The accompanying notes are an integral part of the financial statements.

                                       10




ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (Unaudited) (Continued)
                                                                      MARKET
SHARES           SECURITY                                              VALUE
------           --------                                              -----

                 INFORMATION TECHNOLOGY (CONTINUED)
     95,500      infoUSA, Inc.+                                      $   968,370
     62,100      Intercept, Inc.+                                      1,017,198
     88,800      MagneTek, Inc.+                                         740,592
     62,000      Mentor Graphics Corp.+                                  959,140
    358,544      SoftBrands, Inc.+                                       439,216
    303,400      Sycamore Networks, Inc.+                              1,283,382
    137,200      TeleTech Holdings, Inc.+                              1,203,244
                                                                     -----------
                                                                      15,792,866
                                                                     -----------

                 MATERIALS - 17.55%
    164,800      Castle (AM) & Co.+                                    1,771,600
    188,400      Commonwealth Industries, Inc.+                        1,948,056
    477,100      Crompton Corp.                                        3,005,730
     24,800      EnPro Industries, Inc.+                                 569,904
    150,800      Material Sciences Corp.+                              1,606,020
     63,500      Olin Corp.                                            1,118,870
     51,000      Paxar Corp.+                                            995,520
    459,700      PolyOne Corp.+                                        3,420,168
    112,500      Strategic Diagnostics, Inc.+                            472,500
     87,700      Wausau-Mosinee Paper Corp.                            1,517,210
    105,800      Western Silver Corp.+                                   714,150
                                                                     -----------
                                                                      17,139,728
                                                                     -----------

                 OTHER - 0.78%
    270,000      Westaff, Inc.+                                          764,100
                                                                     -----------

                 TELECOMMUNICATION SERVICES - 1.23%
    215,300      Lightbridge, Inc.+                                    1,205,680
                                                                     -----------
                 TOTAL COMMON STOCK (COST $76,653,941)               $93,830,406
                                                                     ===========




    The accompanying notes are an integral part of the financial statements.

                                       11



ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (Unaudited) (Continued)


PRINCIPAL
                 REPURCHASE AGREEMENT - 3.47%
$3,393,270       Fifth Third Bancorp, 0.60%, 7/1/04,
                 to be repurchased at $3,393,388, collateralized
                 by US Government Obligations (Cost $3,393,270)      $ 3,393,270
                                                                     -----------

                 TOTAL INVESTMENTS (COST $80,047,211)* - 99.49%       97,223,676
                 OTHER ASSETS NET OF LIABILITIES - 0.51%                 495,938
                                                                     -----------
                 NET ASSETS - 100.00%                                $97,719,614
                                                                     ===========

-------------
ADR     American Depositary Receipt.
+       Non-income producing security.
*       Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

          Gross Unrealized Appreciation . . . . . . . . .  $  19,343,049
          Gross Unrealized Depreciation . . . . . . . . .     (2,166,584)
                                                           -------------
          Net Unrealized Appreciation . . . . . . . . . .  $  17,176,465
                                                           =============





    The accompanying notes are an integral part of the financial statements.



                                       12

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)

ASSETS:
  Investments in securities at market value
    (cost $76,653,941)                                             $ 93,830,406
  Investments in repurchase agreements
    (cost $3,393,270)                                                 3,393,270
  Receivable for securities sold                                        331,097
  Receivable for Fund shares sold                                       520,537
  Interest and dividends receivable                                      10,912
  Prepaid expenses                                                       28,206
                                                                   ------------
    TOTAL ASSETS                                                     98,114,428
                                                                   ------------
LIABILITIES:
  Payable for securities purchased                                      175,917
  Due to custodian                                                       32,007
  Payable to adviser                                                     76,962
  Other accrued expenses                                                109,928
                                                                   ------------
    TOTAL LIABILITIES                                                   394,814
                                                                   ------------

NET ASSETS                                                         $ 97,719,614
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in-Capital                                                    78,568,121
  Accumulated net investment income (loss)                             (587,235)
  Accumulated net realized gain (loss)
      on investments                                                  2,562,263
  Net unrealized appreciation (depreciation)
      of investments                                                 17,176,465
                                                                   ------------

NET ASSETS                                                         $ 97,719,614
                                                                   ============
INVESTMENT CLASS SHARES:
  Net Assets (unlimited shares of $0.001
    par beneficial interest authorized;
    5,512,495 shares outstanding)                                  $ 82,154,489
                                                                   ============

  Net asset value, offering and
    redemption price per Investment
    Class Share                                                    $      14.90
                                                                   ============
INSTITUTIONAL CLASS SHARES:
  Net Assets (unlimited shares of
    $0.001 par beneficial interest
    authorized; 1,025,504 shares outstanding)                      $ 15,565,125
                                                                   ============

  Net asset value, offering and redemption price
    per Institutional Class Share                                  $      15.18
                                                                   ============




    The accompanying notes are an integral part of the financial statements.

                                       13


ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2004
                                                                   (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME
  Dividends                                                         $   177,625
  Interest                                                               23,136
                                                                    -----------
TOTAL INCOME                                                            200,761
                                                                    -----------

EXPENSES
  Investment advisory fees                                              444,718
  Administration fees                                                    44,471
  Transfer agent fees
    Investment Class Shares                                              49,825
    Institutional Class Shares                                            6,961
  Distribution fees
    Investment Class Shares                                              90,426
  Accounting fees                                                        31,179
  Custodian fees                                                         17,675
  Professional fees                                                      59,272
  Registration fees                                                      16,701
  Trustees' fees and expenses                                             6,847
  Miscellaneous fees                                                     34,139
                                                                    -----------
TOTAL EXPENSES                                                          802,214
  Expenses reimbursed                                                   (14,218)
                                                                    -----------
NET EXPENSES                                                            787,996
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                           (587,235)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS
  Net realized gain (loss) on investments                             6,086,307
  Net increase from payment by affiliate                                 21,855
  Net change in unrealized appreciation
    (depreciation) of investments                                     1,576,154
                                                                    -----------
  Net realized and unrealized gain (loss)
    on investments                                                    7,684,316
                                                                    -----------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $ 7,097,081
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                                       14



ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                               SIX MONTHS ENDED
                                                 JUNE 30, 2004      YEAR ENDED
                                                  (UNAUDITED)    DECEMBER 31, 2003
                                                  -----------    -----------------
OPERATIONS
Net investment income (loss)                     $   (587,235)     $   (931,264)
Net realized gain (loss) on investments             6,086,307         1,415,100
Net increase from payment by affiliate                 21,855
Net change in unrealized appreciation
  (depreciation) of investments                     1,576,154        27,090,438
                                                 ------------      ------------
Increase (decrease) in net assets
  resulting from operations                         7,097,081        27,574,274
                                                 ------------      ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares subscribed:
  Investment Class                                 32,221,874        45,238,558
  Institutional Class                               1,001,308        74,529,769
Redemption of shares
  Investment Class                                (23,829,818)      (63,195,562)
  Institutional Class                              (5,006,525)      (83,383,754)
                                                 ------------      ------------
Increase (Decrease) in net assets
  from capital share transactions (a)               4,386,839       (26,810,989)
                                                 ------------      ------------

    TOTAL INCREASE (DECREASE)
    IN NET ASSETS                                  11,483,920           763,285

NET ASSETS
Beginning of period                                86,235,694        85,472,409
                                                 ------------      ------------
End of period (including
  accumulated net investment loss
  of $587,235 and $-, respectively)              $ 97,719,614      $ 86,235,694
                                                 ============      ============

(a) Transactions in capital stock were:
Investment Class
  Shares sold                                       2,240,261         4,213,982
  Shares redeemed                                  (1,653,859)       (5,902,574)
                                                 ------------      ------------

Increase (Decrease) in shares
  outstanding                                         586,402        (1,688,592)
                                                 ============      ============

Institutional Class
  Shares sold                                          69,456         7,762,501
  Shares redeemed                                    (344,585)       (8,576,722)
                                                 ------------      ------------

Increase (Decrease) in shares
  outstanding                                        (275,129)         (814,221)
                                                 ============      ============



    The accompanying notes are an integral part of the financial statements.

                                       15

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.


                                                SIX MONTHS ENDED    YEAR ENDED
                                                 JUNE 30, 2004      DECEMBER 31,
INVESTMENT CLASS                                  (UNAUDITED)            2003
----------------                                ----------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    13.80       $      9.76
                                                  ----------       -----------

  Increase (decrease) from
    investment operations:
    Net investment loss                                (0.10)*           (0.13)*
    Net realized and unrealized
      gains (losses) on investments                     1.20*             4.17*
                                                  ----------       -----------
  NET INCREASE (DECREASE) FROM
    INVESTMENT OPERATIONS                               1.10              4.04
                                                  ----------       -----------

    Less distributions from
      net realized gains                                --                --
                                                  ----------       -----------

NET ASSET VALUE, END OF PERIOD                    $    14.90       $     13.80
                                                  ==========       ===========

TOTAL RETURN **                                         7.97%            41.39%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)             $   82,155       $    67,983
  Ratio of expenses to average net assets:
  Before waivers and/or                                 1.83%***          1.94%
    reimbursements
  After waivers and/or                                  1.80%***          1.88%
    reimbursements
  Ratio of net investment income
    (loss) to average net assets:
     Before waivers and/or                             (1.38)%***        (1.32)%
       reimbursements
     After waivers and/or                              (1.35)%***        (1.26)%
       reimbursements

Portfolio turnover rate                                42.60%            51.70%

-----------------
*       Based on average shares outstanding.
**      Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.
***     Annualized.



    The accompanying notes are an integral part of the financial statements.

                                       16


ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)


  YEAR ENDED         YEAR ENDED        YEAR ENDED          YEAR ENDED
 DECEMBER 31,       DECEMBER 31,      DECEMBER 31,         DECEMBER 31,
    2002               2001               2000                1999
    ----               ----               ----                ----


$   11.82          $   10.87          $      10.33          $   6.91
---------          ---------          ------------          --------


    (0.14)             (0.08)                (0.05)            (0.12)*

    (1.92)              1.03                  0.84              3.54*
---------          ---------          ------------          --------

    (2.06)              0.95                  0.79              3.42
---------          ---------          ------------          --------


     --                 --                   (0.25)             --
---------          ---------          ------------          --------

$    9.76          $   11.82          $      10.87          $  10.33
=========          =========          ============          ========

   (17.43)%             8.74%                 7.73%            49.49%

$  64,552          $  85,386          $     75,327          $  9,993

     1.80%              1.74%                 1.82%             4.79%
     1.71%              1.74%                 1.81%             1.95%

    (1.17)%            (0.61)%               (0.44)%           (4.23)%
    (1.08)%            (0.61)%               (0.43)%           (1.39)%

    50.41%             43.16%                53.91%            84.30%




    The accompanying notes are an integral part of the financial statements.

                                       17

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                                SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 2004       DECEMBER 31,
INSTITUTIONAL CLASS                               (UNAUDITED)            2003
-------------------                             ----------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    14.03          $   9.89
                                                  ----------          --------

  Increase (decrease) from
    investment operations:
  Net investment loss                                  (0.08)*           (0.10)*
  Net realized and unrealized
    gains (losses) on investments                       1.23*             4.24*
                                                  ----------          --------
  NET INCREASE (DECREASE) FROM
    INVESTMENT OPERATIONS                               1.15              4.14
                                                  ----------          --------

  Less distributions from
    net realized gains                                  --                --
                                                  ----------          --------

NET ASSET VALUE, END OF PERIOD                    $    15.18          $  14.03
                                                  ==========          ========

Total Return **                                         8.20%            41.86%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000s)             $   15,565          $ 18,253
  Ratio of expenses to average net assets:
    Before waivers and/or                               1.60%***          1.61%
     reimbursements
    After waivers and/or                                1.56%***          1.55%
     reimbursements
  Ratio of net investment income
    (loss) to average net assets:
  Before waivers and/or                                (1.14)%***        (0.98)%
    reimbursements
  After waivers and/or                                 (1.10)%***        (0.93)%
    reimbursements

Portfolio turnover rate                                42.60%            51.70%

-----------------
*       Based on average shares outstanding.
**      Assumes initial investment at net asset value at the beginning of each period, rein- vestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.
***     Annualized.



    The accompanying notes are an integral part of the financial statements.

                                       18



ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS (Continued)


YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
DECEMBER 31,       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
    2002             2001              2000               1999
    ----             ----              ----               ----

$   11.95          $   10.92         $  10.36           $   6.92
---------          ---------         --------           --------


    (0.11)             (0.05)           (0.02)             (0.10)*

    (1.95)              1.08             0.83               3.54*
---------          ---------         --------           --------

    (2.06)              1.03             0.81               3.44
---------          ---------         --------           --------


   --                 --                (0.25)           --
---------          ---------         --------           --------

$    9.89          $   11.95         $  10.92           $  10.36
========           =========         ========           ========

   (17.24)%             9.43%            7.90%             49.71%

$  20,920          $  29,502         $  26,225          $  7,448

     1.49%              1.49%             1.57%             4.54%
     1.44%              1.49%             1.56%             1.70%

    (0.86)%            (0.36)%           (0.18)%           (4.14)%
    (0.82)%            (0.36)%           (0.17)%           (1.30)%

    50.41%             43.16%            53.91%            84.30%


    The accompanying notes are an integral part of the financial statements.

                                       19



ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

ICM/Isabelle Small Cap Value Fund (the "Fund") is a series of the ICM Series Trust (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Class shares and Institutional Class shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Class). The investment objective of the Fund is to seek capital appreciation by investing primarily in relatively undervalued common stocks of domestic small market capitalization companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited) (Continued)

     The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. NET ASSET VALUE PER SHARE. Net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the total assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. FEDERAL INCOME TAXES. The Trust intends to continue to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substantially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules

E. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited) (Continued)

     and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

F. REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. In the event of default, the Fund may have difficulties disposing of such securities.

G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

H. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $44,464,298 and $34,961,455, respectively, for the six months ended June 30, 2004.

NOTE 3 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Ironwood Capital Management, LLC ("ICM") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement,

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited) (Continued)

ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant of the terms of the Agreement, ICM is obligated for as long as the Agreement remains in effect, to limit total Fund expenses, including its investment advisory fee, to 1.95% of the average daily net assets annually for the Investment Class and 1.70% of the average daily net assets annually for the Institutional Class, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the six months ended June 30, 2004, no advisory fees were waived nor other expenses reimbursed by ICM.

ADMINISTRATION  AND OTHER  SERVICES -  Citigroup  Global  Transaction  Services,
through   its   various   affiliates   (collectively   "Citigroup"),    provides
administration, portfolio accounting and transfer agency services to the Fund.

In addition, the Fund has entered into separate transfer agency and operating agreements with Charles Schwab & Co., Inc. ("Schwab") and Fidelity Capital Markets ("FCM"), whereby Schwab and FCM make shares of the Fund available to their clients in exchange for a servicing fee. These fees are included as part of the Transfer Agency fees on the statement of operations. For the six months ended June 30, 2004, the Fund was reimbursed expenses of $13,233 by FCM.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the six months ended June 30, 2004, the Fund's custodian expenses were reduced by $985, which are disclosed as expenses reimbursed on the accompanying statement of operations.

DISTRIBUTOR - Forum Fund Services, LLC is the Fund's distributor (the "Distributor). The Distributor is not affiliated with ICM or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited) (Continued)

No Trustee, officer or employee of ICM, or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

NOTE 4 - LINE OF CREDIT

The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

During the six months ended June 30, 2004, the Fund was charged $203 from borrowings under the line of credit. As of June 30, 2004, the Fund had no loans outstanding under the line of credit.

NOTE 5 - DISTRIBUTION PLAN

The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average annual net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the six months ended June 30, 2004, the Fund incurred $90,426 in distribution costs for Investment Class shares.

ICM/ISABELLE SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 - (Unaudited) (Continued)


NOTE 6 - INVESTMENT RESTRICTION VIOLATIONS

For the six months ended June 30, 2004, the Adviser made a contribution to the Fund to offset a trading investment restriction violation. As a result of the trading investment restriction, the Fund sold the violating securities at a loss. The Adviser made a contribution to the Fund to offset this loss. This amount is reflected as payment by affiliate on the Statement of Operations and Statements of Changes in Net Assets. This payment had no effect on the total return of the Fund.

NOTE 7 - PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio and the Fund's proxy voting record for the twelve-month period ended June 30, 2004 are available, without charge and upon request, by calling (800) 472-6114. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

NOTE 8 - LITIGATION

On April 9, 2004 Ironwood Capital,  Ltd. (the "Plaintiff")  filed a complaint in
U.S. District Court, District of Massachusetts Eastern Division against the Adviser, the Fund and Ironwood Partners, LLC (collectively, the "Defendants") alleging trademark infringement resulting from the use of the "Ironwood" mark. The Plaintiff seeks to refrain the Defendants from using the "Ironwood" mark and to pay damages to be determined. The Adviser has committed to absorbing any costs associated with legal fees and settlement that may result from this matter. As a result, it is not anticipated that this litigation will have any financial impact on the Fund or its shareholders.

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





                        IRONWOOD CAPITAL MANAGEMENT, LLC
                                  AND ICM FUNDS

                                THE IRONWOOD TREE
  is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
       Once given the opportunity, the Ironwood grows quickly to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                        IRONWOOD CAPITAL MANAGEMENT, LLC,
        the investment manager of the ICM/Isabelle Small Cap Value Fund, is an independent investment management firm specializing in investing in small company stocks.

                                ICM Series Trust
                              Two Portland Square
                               Portland, ME 04101
                                 1-800-472-6114


--------------------------------------------------------------------------------



There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.



FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

     (a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of Ethics (Not applicable).

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        ICM SERIES TRUST

By /s/ Warren J. Isabelle
   -----------------------------
   Warren J. Isabelle, President

Date 8/27/04
     -------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Warren J. Isabelle
         -----------------------------
         Warren J. Isabelle, President

Date 8/27/04
     -------

By       /s/ Gary S. Saks
         -----------------------
         Gary S. Saks, Treasurer

Date 8/27/04
     -------